Payments, by Project - 12 months ended Dec. 31, 2024 - CAD ($)	Taxes	Fees	Total Payments
Tony M
Total	$ 112,970	$ 454,101	$ 567,071
Sage Plain
Total		429,599	429,599
Daneros
Total		133,020	133,020
RIM
Total		$ 127,150	$ 127,150